Consolidated Statements Of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Series A Preferred Stock [Member]	Dec. 31, 2011 Wind Farm Ownership And Operation [Member]	Dec. 31, 2011 Other Loans [Member]	Dec. 31, 2010 Other Loans [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (1,519,871)	$ 2,159,830	$ 3,042,005	$ (1,800,165)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	655,046	135,772	411,442	54,405
Increase in investment	(13,000)		79,641
Stock-based compensation	128,174	278,752	375,451	589,868
Loss on fair value of interest rate swap	5,214		5,214
Loss from equity method investment	320,166		320,166
Gain on previously held equity interest	(320,014)		(320,014)
Change in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable	2,037,774	3,056,818	(1,724,962)	(1,580,658)
Promissory notes receivable		(6,002,806)	50,198
Unbilled receivable				49,002
Work-in-progress	(125,321)
Inventory	5,974	(155)	29,340	29,573
Reimbursable project costs		274,092	407,070	182,339
Costs and estimated earnings in excess of billings		515,962	661,418	107,652
Other current assets	(54,543)	71,945	106,461	(15,814)
Interest receivable on short term investments	(3,146)	(4,015)
Accounts payable	(1,310,585)	(12,736)	507,467	1,316,662
Promissory notes payable	77,210	1,353,806	(765,221)
Accrued expenses	74,624	(131,317)	(76,097)	400,681
Income taxes payable	(90,000)	250,000	90,000
Deferred income taxes	(267,000)	1,324,000	1,686,000	(978,000)
Customer deposits		167,869	41,508	(175,371)
Advance on sale of project development rights		1,000,000
Deferred revenue	(277,031)	(230,814)	548,267	199,825
Other	181,068	87,021
Net cash provided by (used in) operating activities	(313,955)	4,294,024	5,475,354	(1,620,001)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from short-term investments		302,685	347,903	706,711
Purchases of short-term investments		(237,482)	(249,566)
Proceeds from cash grant	6,284,476		1,413,461
Cash paid for business acquisition, net of cash acquired	(1,000,000)	(215,922)				(219,340)
Payment for investment			(280,000)
Payments for project development costs	(39,100)	(318,800)	(1,098,603)	(1,143,656)
Payments for property and equipment	(109,075)	(63,497)	(205,295)	(113,255)
Net cash provided by (used in) investing activities	5,136,301	(533,016)	(291,440)	(550,200)
CASH FLOWS FROM FINANCING ACTIVITIES
Change in restricted cash	(114,147)	27,984	(7,291)	93,107
Escrowed cash reserves for contractual commitments	(47,660)	(83)	(806,821)
Cash dividends paid	(185,292)	(91,200)	(183,902)
Proceeds from sale of preferred stock of subsidiary			180,000	2,625,847
Principal payments on bank notes payable	(3,073,343)			(2,625,847)			(319,714)	(5,686)
Payments for treasury stock		(115,580)	(145,039)	(73,926)
Net cash used in financing activities	(7,013,215)	(178,879)	(578,362)	13,495
Proceeds from nonrecourse loan			704,405
Payments of accounts payable and promissory notes payable related to property and equipment	(3,592,773)
NET INCREASE (DECREASE) IN CASH	(2,190,869)	3,582,129	4,605,552	(2,156,706)
CASH BEGINNING OF THE PERIOD	5,251,148	645,596	645,596	2,802,302
CASH END OF THE PERIOD	3,060,279	4,227,725	5,251,148	645,596
Cash paid during the year for:
Interest	73,656	8,679	440,663	17,468
NONCASH INVESTING AND FINANCING ACTIVITIES
Series A preferred stock dividend	416,629	390,955	(183,413)		390,955
Series A dividend payment in common stock					207,519
Promissory note receivable received upon issuance of promissory note payable		5,264,093	5,264,093	1,375,186
Promissory note receivable and payable reduction for collectability				635,158
Reimbursable project costs converted to equity investment in wind farm		(285,072)	(293,031)
Conversion of note receivable to equity investment in wind farm		(185,539)	(1,557,969)
Conversion of Series B Preferred stock to common stock		1,426,713	1,313,396
Inventory costs converted to project development costs and Promissory note issued for turbine inventory financing		1,393,333	1,393,333	(1,313,397)
Promissory note issued for accounts receivable and Non-controlling interest capital asset contribution			(3,217,676)	86,128
Project development costs financed with accounts payable		678,009
Issuance of common stock for equity line commitment and Promissory note issued as payment on accounts payable for construction financing	244,399			(2,435,852)
Promissory note issued for project development costs				(1,314,666)
Project development costs transferred to property and equipment			(4,419,440)
Other		(65,271)	(9,928)
Promissory note payable issued for construction financing				$ (1,375,186)